Goodwill	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure
Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-Japan	QVC-Germany	QVC-U.K.	QVC-Italy	Total
Balance as of December 31, 2013	$4,190	288	348	216	155	5,197
Exchange rate fluctuations	—	11	(3)	6	(1)	13
Balance as of June 30, 2014	$4,190	299	345	222	154	5,210